Related party transactions- Transactions with related parties (Details) ¥ in Millions, $ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Mar. 31, 2014	Sep. 30, 2020 USD ($)	Sep. 30, 2020 HKD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Related party transactions
Amount of cash and cash equivalents	¥ 301,509			$ 44,407		¥ 330,503
Cash held in accounts managed by Alipay
Related party transactions
Amount of cash and cash equivalents	7,293						¥ 7,293
Ant Group and its affiliates
Related party transactions
Amounts earned by the Company	4,861	¥ 6,789
Expenses incurred	6,906	6,006
Ant Group and its affiliates | Annual fee for SME loan business
Related party transactions
Amounts earned by the Company	478	478
Ant Group and its affiliates | Cloud computing revenue
Related party transactions
Amounts earned by the Company	2,377	614
Ant Group and its affiliates | Marketplace software technology services fee and other amounts earned
Related party transactions
Amounts earned by the Company	1,441	1,251
Ant Group and its affiliates | Other services
Related party transactions
Expenses incurred	2,102	1,445
Alipay | Payment processing and escrow services fee
Related party transactions
Expenses incurred	4,804	¥ 4,561
Ant Group
Related party transactions
Equity interest (as a percent)		33.00%
Ant Group | Profit Share Payments
Related party transactions
Amounts earned by the Company		¥ 3,835
Additional fee, as a percentage of pre-tax income			37.50%
Ant Group | Administrative and support services
Related party transactions
Amounts earned by the Company	¥ 565	¥ 611
Hong Kong Cingleot Investment Management Limited
Related party transactions
Loan facility guaranteed | $					$ 7,700
Amount drawn down | $					$ 618
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties	1.00%	1.00%
Certain investees of the Company | Commercial arrangements related to cloud computing services
Related party transactions
Amounts earned by the Company	¥ 1,207	¥ 639
Certain investees of the Company | Commercial arrangements related to marketing services
Related party transactions
Expenses incurred	730	502
Certain investees of the Company | Logistics services
Related party transactions
Amounts earned by the Company	808	553
Expenses incurred	4,969	¥ 5,391
Certain investees of the Company | Loans
Related party transactions
Amount of outstanding loans	¥ 6,079
Certain investees of the Company | Loans | Minimum
Related party transactions
Loans maturity period (in years)	1 year
Certain investees of the Company | Loans | Maximum
Related party transactions
Loans maturity period (in years)	10 years
Interest rate (as a percent)	6.00%